Summary of Significant Accounting Policies (Impact of Recently Issued Accounting Pronouncements, Impact of Recently Issued Accounting Pronouncements not Yet Adopted) (Details) - Accounting Standards Update 2016-13 [Member] - USD ($)
$ in Millions
	Jan. 01, 2020	Jan. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase of allowance for credit losses on ASU 2016-13		$ 3.4
Increase of allowance for credit losses on Accounts receivable ASU 2016-13	$ 3.3